FOREIGN EXCHANGE RISK (Details Narrative)	12 Months Ended
Dec. 31, 2024
FOREIGN EXCHANGE RISK
Description of functional currency exposures	foreign exchange rates to reflect a 5% strengthening of the US dollar would have decreased the net loss for the year ended December 31, 2024 by approximately $8,495, assuming that all other variables remained constant